CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 5,538	$ 40,270	$ 33,411
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,174	1,343	1,272
Share-based compensation	2,614	5,562	1,478
Loss/(gain) from disposal of property and equipment		(297)	18
Allowance for doubtful accounts	1,378	87	182
Provision for inventory	217	45	35
Warranty accrual	69	84	81
Loss from equity method investments	640	1,052	151
(Income)/loss from deconsolidation of a subsidiary		129	(32)
Impairment loss of an intangible asset			20
Impairment loss on long-term investments	4,487		5,000
Gain from disposal of cost method investment	(820)
Interest income in held-to-maturity securities		(319)	(1,218)
(Gain)/loss from forward contract	690	(404)
Changes in assets and liabilities:
Accounts receivable and notes receivable	(3,105)	(13,684)	(11,692)
Inventories	(1,967)	(967)	1,767
Prepaid expenses and other current assets	(81)	(73)	(2,360)
Deferred cost	309	(65)	(56)
Accounts payable	(284)	3	790
Income tax payable	1,535	1,768	(1,385)
Accrued expenses and other current liabilities	2,770	465	3,298
Deferred revenue	(483)	1,465	2,277
Government subsidies	2,019	1,803
Deferred income taxes	4,197	(582)	(464)
Net cash provided by operating activities	20,897	37,685	32,573
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(783)	(694)	(606)
Bank deposits maturing over three months		41,667	25,041
Restricted cash	55,530	(55,663)
Interest income from held-to-maturity securities		677	1,364
Purchase of held-to-maturity corporate and the PRC government bonds			(24,770)
Proceeds from maturity of held to maturity corporate and the PRC government bonds		26,626	37,841
Cash in a deconsolidated entity		(1,963)
Cash in an acquired entity			922
Proceeds from disposal of property and equipment		543	152
Proceeds from disposal of Dongguan Super TV	1,046
Proceeds from disposal of cost method investment	820
Purchase of equity method investment	(1,588)		(8,500)
Purchase of cost method investment			(5,000)
Deposit for investment in Cyber Cloud			(6,818)
Refund of deposit for investment in Cyber Cloud		6,818
Net cash provided by investing activities	55,025	18,011	19,626
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from stock option exercise	85	400	1,270
Short-term loan	(55,193)	55,193
Capital injection by noncontrolling shareholders		6,537
Special cash dividend paid to shareholders	(92,106)	(77,178)	(40,303)
Net cash used in financing activities	(147,214)	(15,048)	(39,033)
Effect of exchange rate changes on cash and cash equivalents	432	11,965	4,691
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(70,860)	52,613	17,857
CASH AND CASH EQUIVALENTS, BEGINNING OF THE YEAR	201,557	148,944	131,087
CASH AND CASH EQUIVALENTS, END OF THE YEAR	130,697	201,557	148,944
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATIONS
Income tax paid	6,934	8,194	6,680
Withholding tax paid	9,554		5,380
Income Taxes Paid, Net, Total	16,488	8,194	12,060
Non-cash investing and financing activities
Acquisition of equity interest			262
Receivable on disposal of Dongguan Super TV		1,046
Dividend payable	$ 76,999	$ 33,172	$ 77,333